Cover Page	Mar. 03, 2025
Entity Information [Line Items]
Entity Registrant Name	AGILENT TECHNOLOGIES, INC.
Entity Tax Identification Number	77-0518772
Document Type	8-K
Document Period End Date	Mar. 03, 2025
Entity Central Index Key	0001090872
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15405
Entity Address, Address Line One	5301 Stevens Creek Boulevard
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95051
City Area Code	(800)
Local Phone Number	227-9770
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Emerging Growth Company	false
Amendment Flag	false
Security Exchange Name	NYSE
Trading Symbol	A
Title of 12(b) Security	COMMON STOCK, $0.01 PAR VALUE